UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-09497

                    Dividend Growth Trust

    (Exact name of registrant as specified in charter)

Dividend Growth Advisors 58 Riverwalk Blvd., Building 2, Suite A Ridgeland, SC      29936

(Address of principal executive offices)                                                        (Zip code)

William J. Murphy
Unified Fund Services, Inc.
2960 N. Meridian St., Ste. 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:      9/30

Date of reporting period:     06/30/09

Item 1. Schedule of Investments.

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments
June 30, 2009
(Unaudited)

Common Stocks/Master Limited Partnerships - 84.16%	Shares	Value

Accident & Health Insurance - 2.57%
Aflac, Inc.	44,900	$ 1,395,941

Aircraft Engines & Engine Parts - 1.20%
United Technologies Corp.	12,600	654,696

Beverages - 2.42%
PepsiCo, Inc.	23,900	1,313,544

Bituminous Coal & Lignite Surface Mining - 2.56%
Natural Resource Partners, L.P.	66,000	1,389,300

Computer & Office Equipment - 4.46%
International Business Machines Corp. (IBM)	23,200	2,422,544

Construction Machinery & Equipment - 1.63%
Caterpillar, Inc.	26,800	885,472

Crude Petroleum & Natural Gas - 2.16%
Linn Energy, LLC	60,000	1,174,200

Electromedical & Electrotherapeutic Apparatus - 1.70%
Medtronic, Inc.	26,400	921,096

Fats & Oils - 3.21%
Archer-Daniels-Midland Co.	65,100	1,742,727

Food & Kindred Products - 3.22%
Nestle SA (a)	46,450	1,747,449

General Industrial Machinery & Equipment - 0.52%
Illinois Tool Works, Inc.	7,500	280,050

Household Furniture - 0.53%
Leggett & Platt, Inc.	19,000	289,370

Industrial Inorganic Chemicals - 3.49%
Praxair, Inc.	26,700	1,897,569

In Vitro & In Vivo Diagnostic Substances - 2.46%
Meridian Bioscience, Inc.	59,100	1,334,478

Investment Advice - 2.99%
Eaton Vance Corp.	60,700	1,623,725

Natural Gas Transmission - 5.08%
Energy Transfer Equity, L.P.	46,500	1,179,705
Enterprise Products Partners, L.P.	40,500	1,010,070
Williams Partners, L.P.	31,400	567,084
		2,756,859

Pharmaceutical Preparations - 8.81%
Johnson & Johnson	12,400	704,320
Novo-Nordisk A/S (a)	38,100	2,074,926
Teva Pharmaceutical Industries, Ltd. (a)	40,600	2,003,204
		4,782,450

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

Common Stocks/Master Limited Partnerships - 84.16% - continued	Shares	Value

Pipe Lines (No Natural Gas) - 9.35%
Magellan Midstream Partners, L.P.	37,000	$ 1,286,120
NuStar Energy, L.P.	21,300	1,150,839
Plains All American Pipeline, L.P.	31,900	1,357,345
Sunoco Logistics Partners, L.P.	23,600	1,279,592
		5,073,896

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.62%
Albemarle Corp.	34,500	882,165

Plastic Products - 2.30%
AptarGroup, Inc.	37,000	1,249,490

Retail - Drug Stores and Proprietary Stores - 1.73%
Walgreen Co.	32,000	940,800

Retail - Eating Places - 3.34%
McDonald's Corp.	31,500	1,810,935

Retail - Variety Stores- 0.96%
Wal-Mart Stores, Inc.	10,713	518,938

Security Brokers, Dealers & Flotation Companies - 1.33%
SEI Investments Co.	40,000	721,600

Semiconductors & Related Devices - 1.06%
Linear Technology Corp.	24,700	576,745

Services - Computer Processing & Data Preparation - 2.72%
Automatic Data Processing, Inc.	41,600	1,474,304

Services - Engineering, Accounting, Research, Management - 1.44%
Paychex, Inc.	31,000	781,200

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.86%
Ecolab, Inc.	13,600	530,264
The Procter & Gamble Co.	20,000	1,022,000
		1,552,264

Steel Works, Blast Furnaces & Rolling Mills - 0.82%
Nucor Corp.	10,000	444,300

Surgical & Medical Instruments & Apparatus - 4.95%
Becton, Dickinson & Co.	16,400	1,169,484
Teleflex, Inc.	33,800	1,515,254
		2,684,738

Totalizing Fluid Meters & Counting Devices - 0.67%
Badger Meter, Inc.	8,900	364,900

TOTAL COMMON STOCKS/MASTER LIMITED PARTNERSHIPS (Cost $43,498,127)		45,687,745

Money Market Securities - 17.39%
Fidelity Institional Money Market Portfolio - Institutional Shares, 0.74% (b)	9,442,353	9,442,353

TOTAL MONEY MARKET SECURITIES (Cost $9,442,353)		9,442,353

TOTAL INVESTMENTS (Cost $52,940,480) - 101.55%		$ 55,130,098

Liabilities in excess of other assets - (1.55)%		(843,344)

TOTAL NET ASSETS - 100.00%		$ 54,286,754

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the seven day yield at June 30, 2009.

Tax Related
Unrealized appreciation		$ 4,523,689
Unrealized depreciation		(2,334,071)
Net unrealized appreciation		$ 2,189,618

Aggregate cost of securities for income tax purposes		$ 52,940,480

Dividend Growth Trust
Related Notes to the Schedule of Investments
June 30, 2009 (Unaudited)

Security Valuation and Fair Value Measurements - The Fund utilizes various methods and inputs to measure the fair value of its investments on a recurring basis.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Funds will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board. As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale. Methods which are in accord with this principle may, for example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues. Fair value determinations will not be based on what the Advisor believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Advisor. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity. These securities will be categorized as Level 3 securities.

Dividend Growth Trust
Related Notes to the Schedule of Investments - continued
June 30, 2009 (Unaudited)

Investments in mutual funds, including money market mutual funds, exchange-traded funds, and closed-end funds are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities (corporate bonds, asset-backed securities, U.S. government securities and U.S. government agency securities) are generally valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s assets as of June 30, 2009:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 36,467,690	$ -	$ -	$ 36,467,690
Master Limited Partnerships	9,220,055	-	-	9,220,055
Money Market Securities	9,442,353	-	-	9,442,353
Total	$ 55,130,098	$ -	$ -	$ 55,130,098

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s  K-1.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant's disclosure controls and procedures, as of June 4, 2009, the registrant's principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Dividend Growth Trust___________

By

/s/ C. Troy Shaver, Jr.
C. Troy Shaver, Jr., President and Principal Executive Officer

Date:8/13/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ C. Troy Shaver, Jr.
C. Troy Shaver, Jr., President and Principal Executive Officer

Date: 8/13/09

By

/s/ Ed Obuchowski
Ed Obuchowski, Treasurer and Principal Financial Officer

Date:8/13/09